CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary shares [Member]	Treasury Stock [Member]	Additional paid in capital [Member]	Accumulated Loss [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2014	$ 206,768,070	$ 22,358	$ (398,672)	$ 203,125,494	$ (16,018,293)	$ 20,037,183
Balance, shares at Dec. 31, 2014		223,577,853
Net income	13,047,584				12,956,889		90,695
Other comprehensive income (loss)	(11,286,150)					(11,256,870)	(29,280)
Share-based compensation	3,687,951			3,687,951
Follow-on equity offering, net of issuance costs of $2,033,041	27,996,959	$ 3,850		27,993,109
Follow-on equity offering, net of issuance costs of $2,033,041,shares		38,500,000
Options exercised	275,783	$ 112		275,671
Options exercised, shares		1,115,625
Repurchase of ordinary shares	(1,350,164)		(1,350,164)
Repurchase of ordinary shares, shares		(2,356,900)
Capital injection from noncontrolling shareholders	2,516,457			1,275,845			1,240,612
Balance at Dec. 31, 2015	241,656,490	$ 26,320	(1,748,836)	236,358,070	(3,061,404)	8,780,313	1,302,027
Balance, shares at Dec. 31, 2015		260,836,578
Net income	43,923,997				43,493,756		430,241
Other comprehensive income (loss)	(17,605,240)					(17,502,133)	(103,107)
Share-based compensation	2,702,089			2,702,089
Options exercised	1,051,586	$ 212		1,051,374
Options exercised, shares		2,119,700
Balance at Dec. 31, 2016	271,728,922	$ 26,532	(1,748,836)	240,111,533	40,432,352	(8,721,820)	1,629,161
Balance, shares at Dec. 31, 2016		262,956,278
Net income	93,855,400				92,841,128		1,014,272
Other comprehensive income (loss)	21,978,054					21,829,007	149,047
Share-based compensation	4,200,273			4,200,273
Options exercised	$ 2,765,418	$ 560		2,764,858
Options exercised, shares	5,596,050	5,596,050
Restricted shares vested		$ 236		(236)
Restricted shares vested, shares		2,366,374
Balance at Dec. 31, 2017	$ 394,528,067	$ 27,328	$ (1,748,836)	$ 247,076,428	$ 133,273,480	$ 13,107,187	$ 2,792,480
Balance, shares at Dec. 31, 2017		270,918,702